NET INCOME PER SHARE	12 Months Ended
Jan. 03, 2015
Net Income Per Share
NET INCOME PER SHARE

NOTE 10. NET INCOME PER SHARE

Net income per common share was computed as follows:

(In millions, except per share amounts)		2014	2013	2012

(A)	Income from continuing operations	$251.1	$244.3	$157.6
(B)	(Loss) income from discontinued operations, net of tax	(2.2)	(28.5)	57.8

(C)	Net income available to common shareholders	$248.9	$215.8	$215.4

(D)	Weighted-average number of common shares outstanding	93.8	98.4	102.6

	Dilutive shares (additional common shares issuable under stock-based awards)	1.9	1.7	.9

(E)	Weighted-average number of common shares outstanding, assuming dilution	95.7	100.1	103.5

Net income (loss) per common share:
Continuing operations (A) ÷ (D)		$2.68	$2.48	$1.54
Discontinued operations (B) ÷ (D)		(.03)	(.29)	.56

Net income per common share (C) ÷ (D)		$2.65	$2.19	$2.10

Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$2.62	$2.44	$1.52
Discontinued operations (B) ÷ (E)		(.02)	(.28)	.56

Net income per common share, assuming dilution (C) ÷ (E)		$2.60	$2.16	$2.08

        Certain stock-based compensation awards were not included in the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect. Stock-based compensation awards excluded from the computation totaled approximately 3 million shares in 2014, 7 million shares in 2013, and 12 million shares in 2012.